Environmental Liabilities and Renewable Identification Numbers (RINs) (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012 item	Jun. 30, 2010 item	Jun. 02, 2010 item	Sep. 30, 2010	Mar. 31, 2012	Nov. 30, 2007	May 31, 2007
Environmental Liabilities
Assumed environmental liabilities, recorded on an undiscounted basis			$ 600,000
Changes in environmental liabilities during the period
Balance at the beginning of the period	41,139,000	44,172,000
Payments	(739,000)	(2,126,000)
Dispositions	(159,000)	(1,345,000)
Other Adjustments	(388,000)	438,000
Balance at the end of the period	39,853,000	41,139,000
Environmental liabilities
Current portion	3,320,000	3,377,000	4,341,000
Long-term portion	36,533,000	37,762,000	39,831,000
Total environmental liabilities	39,853,000	41,139,000
Renewable Identification Numbers (RINs)
Settlement period of RVO	1 year	1 year
RIN Deficiency	(600,000)	13,100,000
Non-cancellable purchase commitments		6,200,000
ExxonMobil Gasoline Stations
Environmental Liabilities
Assumed environmental liabilities, recorded on an undiscounted basis						30,000,000
Changes in environmental liabilities during the period
Balance at the beginning of the period	24,745,000	26,610,000
Payments	(363,000)	(1,267,000)
Dispositions	(159,000)	(595,000)
Other Adjustments	(390,000)	(3,000)
Balance at the end of the period	23,833,000	24,745,000
Environmental liabilities
Total environmental liabilities	23,833,000	24,745,000
Alliance Gasoline Stations
Changes in environmental liabilities during the period
Balance at the beginning of the period	13,921,000	14,984,000
Payments	(278,000)	(754,000)
Dispositions		(750,000)
Other Adjustments	2,000	441,000
Balance at the end of the period	13,645,000	13,921,000
Environmental liabilities
Total environmental liabilities	13,645,000	13,921,000
Mutual Oil
Environmental Liabilities
Number of gasoline stations acquired			6
Changes in environmental liabilities during the period
Balance at the beginning of the period	625,000
Payments	(40,000)
Balance at the end of the period	585,000		625,000
Environmental liabilities
Total environmental liabilities	585,000		625,000
Newburgh
Changes in environmental liabilities during the period
Balance at the end of the period	1,500,000	1,500,000	1,500,000
Environmental liabilities
Total environmental liabilities	1,500,000	1,500,000	1,500,000
Glenwood Landing and Inwood
Changes in environmental liabilities during the period
Balance at the beginning of the period	301,000	347,000
Payments	(50,000)	(46,000)
Balance at the end of the period	251,000	301,000
Environmental liabilities
Total environmental liabilities	251,000	301,000
Albany
Changes in environmental liabilities during the period
Balance at the beginning of the period	47,000	106,000
Payments	(8,000)	(59,000)
Balance at the end of the period	39,000	47,000
Environmental liabilities
Total environmental liabilities	39,000	47,000
Alliance Acquisition
Environmental Liabilities
Assumed environmental liabilities, recorded on an undiscounted basis							16,100,000
Newburgh Terminals Acquisition
Environmental Liabilities
Number of refined petroleum products terminals acquired				3	3
Assumed environmental liabilities, recorded on an undiscounted basis				1,500,000	1,500,000
Glenwood Landing and Inwood, New York Terminal Acquisitions
Environmental Liabilities
Assumed environmental liabilities, recorded on an undiscounted basis								1,200,000
Albany and Newburgh, New York and Burlington, Vermont Terminal Acquisitions
Environmental Liabilities
Assumed environmental liabilities, recorded on an undiscounted basis									$ 8,000,000